Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Segment information

Note 22 — SEGMENT INFORMATION

The Company applies ASC 280, Segment Reporting, in determining its reportable segments. The Company manages its business under one operating segment and does not allocate its assets to different reporting segments for management reporting purposes.

The following table presents significant expense categories for the years ended March 31, 2023, 2024 and 2025.

	March 31
	2023	2024	2025	2025
	S$	S$	S$	US$
Revenue	37,643,696	41,353,555	43,796,144	32,574,298
Cost of sales	(25,503,026)	(26,645,034)	(29,057,985)	(21,612,484)
Gross profit	12,140,670	14,708,521	14,738,159	10,961,814
Payroll expense	(4,409,757)	(5,461,072)	(6,511,571)	(4,843,117)
Retail outlets related expenses	(757,915)	(1,198,434)	(1,683,253)	(1,251,955)
Other segment expenses*	(3,046,177)	(4,693,606)	(4,305,470)	(3,202,285)
Net income	3,926,821	3,355,409	2,237,865	1,664,457

*	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.